Leases - Future minimum lease payments (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022
Operating Leases
2023	$ 1,890,250
2023	2,243,050	$ 2,534,207
2024	2,030,129	2,243,050
2025	1,609,276	2,030,129
2026	1,384,646	1,609,276
2027		1,384,646
Thereafter		1,271,640
Thereafter	1,271,640
Total minimum lease payments	10,428,991	11,072,948
Less discount to net present value	(3,077,902)	(3,447,503)
Less liabilities held for sale	(4,527,158)	(1,319,847)
Present value of lease liability	2,823,931	6,305,598
Finance Leases
2023	8,388,953
2023	11,063,698	10,346,743
2024	11,164,577	10,448,698
2025	11,496,826	10,531,127
2026	11,839,086	10,844,372
2027		11,167,059
Thereafter	185,973,220
Thereafter		174,401,638
Total minimum lease payments	239,926,360	227,739,637
Less discount to net present value	(160,377,753)	(152,606,947)
Less liabilities held for sale	(70,998,097)
Present value of lease liability	8,550,510	75,132,690
Total
2023	10,279,203
2023	13,306,748	12,880,950
2024	13,194,706	12,691,748
2025	13,106,102	12,561,256
2026	13,223,732	12,453,648
2027		12,551,705
Thereafter	187,244,860
Thereafter		175,673,278
Total minimum lease payments	250,355,351	238,812,585
Less discount to net present value	163,455,655	(156,054,450)
Less liabilities held for sale	75,525,255	(1,319,847)
Present value of lease liability	$ 11,374,441	$ 81,438,288